CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets [abstract]
Cash and cash equivalents	€ 163,225	€ 177,048
Trade and other receivables	264,041	299,898
Accrued income	10,498	6,474
Contract assets	53,541	39,714
Inventories	9,395	5,935
Income tax receivables	13,594	8,816
Other assets	81,001	81,561
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	595,295	619,446
Assets held for sale	8,125
Total current assets	603,420	619,446
Non-current assets [abstract]
Long-term receivables	6,808	6,271
Investments in associates and joint ventures	3,277	5,551
Property, plant and equipment	26,294	26,048
Right of use assets	35,249	35,789
Intangible assets	486,933	423,488
Goodwill	537,585	677,326
Contract assets	10,268	9,077
Deferred tax assets	23,063	24,562
Other assets	63,164	54,953
Total non-current assets	1,192,641	1,263,065
Total assets	1,796,061	1,882,511
Current liabilities [abstract]
Trade and other payables	173,855	816,451
Interest-bearing liabilities	204,583	25,487
Lease liabilities	10,041	9,863
Accrued expense	69,846	83,516
Deferred income	5	7
Contract Liabilities	199,900	185,681
Other liabilities	19,208	17,097
Income tax payable	21,787	31,009
Provisions	9,234	3,419
Current liabilities other than liabilities included in disposal groups classified as held for sale	708,459	1,172,530
Liabilities directly associated with the assets held for sale	6,975
Total current liabilities	715,434	1,172,530
Non-current liabilities [abstract]
Interest-bearing liabilities	641,085	535,630
Lease liabilities	29,154	28,841
Accrued expense	3,051	4,941
Deferred income		10
Contract liabilities	17,271	13,485
Deferred tax liabilities	99,202	82,941
Provisions	3,936	8,576
Long-term payroll payables	15,336	12,770
Other liabilities	43,578	31,802
Total non-current liabilities	852,613	718,996
TOTAL LIABILITIES	1,568,047	1,891,526
Equity [abstract]
Share capital	1,520,816	1,520,816
Reserves	(813,300)	(1,321,685)
Accumulated deficit	(483,211)	(207,566)
Equity/(deficit) attributable to equity holders of the parent	224,305	(8,435)
Non-controlling interests	3,709	(580)
TOTAL EQUITY/(DEFICIT)	228,014	(9,015)
TOTAL LIABILITIES AND EQUITY	€ 1,796,061	€ 1,882,511